Variable Interest Entities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Consolidated and Nonconsolidated VIEs	Additionally, the assets and liabilities in the table below exclude intercompany balances, which eliminate upon consolidation:

	March 31,	December 31,
	2021	2020
Assets:
Restricted cash and restricted cash equivalents	$86,815	$76,973
Loans	1,254,760	1,468,170
Total assets	$1,341,575	$1,545,143
Liabilities:
Accounts payable, accruals and other liabilities	$614	$759
Debt(1)	1,059,443	1,248,822
Residual interests classified as debt	114,882	118,298
Total liabilities	$1,174,939	$1,367,879
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(1)Debt is presented net of debt issuance costs and debt discounts.
The following table presents the aggregate outstanding value of asset-backed bonds and residual interests owned by the Company in nonconsolidated VIEs, which were included in our Unaudited Condensed Consolidated Balance Sheets:

	March 31,	December 31,
	2021	2020
Personal loans	$60,412	$71,115
Student loans	401,697	425,820
Securitization investments	$462,109	$496,935
Additionally, the assets and liabilities in the table below exclude intercompany balances, which eliminate upon consolidation:

	December 31,
	2020	2019
Assets:
Restricted cash and restricted cash equivalents	$76,973	$117,733
Loans	1,468,170	2,992,527
Total assets	$1,545,143	$3,110,260
Liabilities:
Accounts payable, accruals and other liabilities	$759	$1,479
Debt(1)	1,248,822	2,539,610
Residual interests classified as debt	118,298	271,778
Total liabilities	$1,367,879	$2,812,867
___________________
(1)Debt is presented net of debt issuance costs and debt discounts.
The following table presents the aggregate outstanding value of asset-backed bonds and residual interests owned by the Company in nonconsolidated VIEs, which were included in our Consolidated Balance Sheets:

	December 31,
	2020	2019
Personal loans	$71,115	$181,703
Student loans	425,820	472,249
Securitization investments	$496,935	$653,952